Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 24, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation (Details) [Line Items]
Value of RSU
Exercise price per share		$ 1.81
Options value		$ 193
Replacement option, exercise price per share		$ 1.81
Replacement warrants		$ 59
Total fair value option		$ 1.03
Total unrecognized costs		$ 197
Board of Directors [Member]
Share-Based Compensation (Details) [Line Items]
Shares granted		449,327
Officers and Directors [Member]
Share-Based Compensation (Details) [Line Items]
Shares granted		364,229
Employees [Member]
Share-Based Compensation (Details) [Line Items]
Shares granted		85,098
ADS [Member]
Share-Based Compensation (Details) [Line Items]
Shares granted	186,800
Aggregate purchase shares	186,800
Exercise price per share	$ 1.81
Replacement option to purchase		56,271
Total fair value option		$ 0.157	$ 0.281	$ 0.384
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) [Line Items]
Value of RSU		$ 635